Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2020	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance at beginning of period		$ 679,351	$ 698,416
Goodwill sold		0	(2,652)
Measurement period and other adjustments		0	3,577
ChinaCo Deconsolidation (Note 7)	$ (28,700)	0	(28,692)
Effect of foreign currency exchange rate changes		(2,017)	8,702
Balance at end of period		$ 677,334	$ 679,351